8. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended	4 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related party sales	$ 0	$ 0	$ 16,891	$ 58,757
Related party cost of sales			45,732	30,709
Rent paid, related party			$ 6,024	$ 5,100